[LETTERHEAD OF SIDLEY AUSTIN LLP]

February 26, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	BlackRock Exchange Portfolio of BlackRock Funds
(Securities Act File No. 33-26305; Investment Company Act File No. 811-05742)
Post-Effective Amendment No. 128

Ladies and Gentlemen:

On behalf of BlackRock Exchange Portfolio (the “Fund”) of BlackRock Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 128 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around April 30, 2010, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc:                                Edward Baer

Denis Molleur

Frank P. Bruno

John A. MacKinnon

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships